Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property And Equipment Tables Abstract
Schedule of property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance at December 31, 2017	2,337	1,500	2,509	6,346
Additions	3,814	2	-	3,816
Impairment	(1,105)	-	-	(1,105)
Balance at December 31, 2018	5,046	1,502	2,509	9,057
Additions	186	3	-	189
Disposals	(719)	(325)	-	(1,044)
Balance at December 31, 2019	4,513	1,180	2,509	8,202

Accumulated depreciation
Balance at December 31, 2017	1,387	748	1,005	3,140
Depreciation	2,285	151	465	2,901
Balance at December 31, 2018	3,672	899	1,470	6,041
Depreciation	749	116	465	1,330
Disposals	(660)	(282)	-	(942)
Balance at December 31, 2019	3,761	733	1,935	6,429

Net book value
At December 31, 2018	1,374	603	1,039	3,016
At December 31, 2019	752	447	574	1,773